                      METROPOLITAN LIFE INSURANCE COMPANY

                           PARAGON SEPARATE ACCOUNT B

     GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                (MULTI MANAGER)
                              (MULTI MANAGER III)

                        SUPPLEMENT DATED AUGUST 8, 2014
                     TO THE PROSPECTUS DATED APRIL 28, 2014

This supplement revises certain information contained in the April 28, 2014 prospectus for the above-referenced group and individual variable life insurance policies.

The fees and expenses of the following Funds have been revised due to a change in the Funds' target asset allocation strategy. Note that if a similar change occurs in the future, it could result in fees and expenses that are higher than those shown below. To determine if such an increase in fees and expenses has occurred before you make an initial investment in a Fund, you may request a copy of the Fund's most recent prospectus by calling us at (800) 685-0124.

                                             DISTRIBUTION              ACQUIRED     TOTAL                      NET TOTAL
                                                AND/OR                FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                MANAGEMENT  SERVICE(12B-1)   OTHER       AND      OPERATING   AND/OR EXPENSE  OPERATING
FUND                               FEE           FEES       EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------  ----------  --------------  --------  ----------  ----------  --------------  ----------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - INITIAL CLASS
  Freedom 2010 Portfolio                 -               -         -       0.55%       0.55%               -       0.55%
  Freedom 2020 Portfolio                 -               -         -       0.60%       0.60%               -       0.60%
  Freedom 2030 Portfolio                 -               -         -       0.68%       0.68%               -       0.68%
  Freedom 2040 Portfolio                 -               -         -       0.70%       0.70%               -       0.70%
  Freedom 2050 Portfolio                 -               -         -       0.70%       0.70%               -       0.70%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                      METROPOLITAN LIFE INSURANCE COMPANY

                           PARAGON SEPARATE ACCOUNT B

       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                                   (METFLEX)

                        SUPPLEMENT DATED AUGUST 8, 2014
                     TO THE PROSPECTUS DATED APRIL 28, 2014

This supplement revises certain information contained in the April 28, 2014 prospectus for the above-referenced group variable universal life insurance policies and certificates.

The fees and expenses of the following Funds have been revised due to a change in the Funds' target asset allocation strategy. Note that if a similar change occurs in the future, it could result in fees and expenses that are higher than those shown below. To determine if such an increase in fees and expenses has occurred before you make an initial investment in a Fund, you may request a copy of the Fund's most recent prospectus by calling us at (800) 685-0124.

                                             DISTRIBUTION              ACQUIRED     TOTAL                     NET TOTAL
                                                AND/OR                FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                MANAGEMENT  SERVICE(12B-1)   OTHER       AND      OPERATING   AND/OR EXPENSE  OPERATING
FUND                               FEE           FEES       EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------  ----------  --------------  --------  ----------  ----------  --------------  -----------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - INITIAL CLASS
  Freedom 2020 Portfolio                 -               -         -       0.60%       0.60%               -       0.60%
  Freedom 2030 Portfolio                 -               -         -       0.68%       0.68%               -       0.68%
  Freedom 2040 Portfolio                 -               -         -       0.70%       0.70%               -       0.70%
  Freedom 2050 Portfolio                 -               -         -       0.70%       0.70%               -       0.70%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                                 (METFLEX GVUL)

                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED AUGUST 8, 2014
                       TO PROSPECTUS DATED APRIL 28, 2014

This document is a supplement to the prospectus dated April 28, 2014 (the "prospectus") for the Group Variable Universal Life Insurance Policies and Certificates issued by Metropolitan Life Insurance Company ("We"). This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and other aspects of the Group Policy and the Certificates. In this supplement, we describe all of the Funds that are available for the Group Policies and the Certificates.

THE FUNDS

AMERICAN FUNDS INSURANCE SERIES(R)-CLASS 1         Freedom 2020 Portfolio
    American Funds Asset Allocation Fund           Freedom 2030 Portfolio
    American Funds Bond Fund                       Freedom 2040 Portfolio
    American Funds Cash Management Fund            Freedom 2050 Portfolio
    American Funds Global Growth Fund              Growth & Income Portfolio
    American Funds Global Small                    Growth Opportunities Portfolio
      Capitalization Fund                          Growth Portfolio
    American Funds Growth Fund                     High Income Portfolio
    American Funds Growth-Income Fund              Index 500 Portfolio
    American Funds High-Income Bond Fund           Investment Grade Bond Portfolio
    American Funds International Fund              Mid Cap Portfolio
    American Funds New World Fund(R)               Money Market Portfolio
    American Funds U.S. Government/AAA-Rated       Overseas Portfolio
      Securities Fund                          MET INVESTORS SERIES TRUST-CLASS A
DWS VARIABLE SERIES I-CLASS A                      ClearBridge Aggressive Growth Portfolio
    DWS Bond VIP                                   Lord Abbett Bond Debenture Portfolio
    DWS Capital Growth VIP                         MFS(R) Emerging Markets Equity Portfolio
    DWS Core Equity VIP                            Oppenheimer Global Equity Portfolio
    DWS Global Small Cap VIP                       WMC Large Cap Research Portfolio
      (formerly DWS Global Small Cap                 (formerly BlackRock Large Cap
      Growth VIP)                                    Core Portfolio)
    DWS International VIP                      METROPOLITAN SERIES FUND-CLASS A
DWS VARIABLE SERIES II-CLASS A                     Barclays Aggregate Bond Index Portfolio
    DWS Global Income Builder VIP                  BlackRock Capital Appreciation Portfolio
    DWS Money Market VIP                           BlackRock Large Cap Value Portfolio
    DWS Small Mid Cap Growth VIP                   BlackRock Money Market Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS-           MetLife Mid Cap Stock Index Portfolio
INITIAL CLASS                                      MetLife Stock Index Portfolio
    Asset Manager: Growth(R) Portfolio             MFS(R) Total Return Portfolio
    Asset Manager/SM/ Portfolio                    MFS(R) Value Portfolio
    Balanced Portfolio                             MSCI EAFE(R) Index Portfolio
    Contrafund(R) Portfolio                        Russell 2000(R) Index Portfolio
    Equity-Income Portfolio
    Freedom 2010 Portfolio

MFS(R) VARIABLE INSURANCE TRUST-INITIAL CLASS          Putnam VT Global Asset Allocation Fund
    MFS(R) Core Equity Series                          Putnam VT Global Equity Fund
    MFS(R) Global Equity Series                        Putnam VT Global Utilities Fund
    MFS(R) Growth Series                               Putnam VT Growth and Income Fund
    MFS(R) Investors Growth Stock Series               Putnam VT High Yield Fund
    MFS(R) Investors Trust Series                      Putnam VT Income Fund
    MFS(R) Mid Cap Growth Series                       Putnam VT International Equity Fund
    MFS(R) New Discovery Series                        Putnam VT International Growth Fund
    MFS(R) Research Bond Series                        Putnam VT International Value Fund
    MFS(R) Research Series                             Putnam VT Investors Fund
    MFS(R) Total Return Series                         Putnam VT Money Market Fund
    MFS(R) Utilities Series                            Putnam VT Multi-Cap Growth Fund
    MFS(R) Value Series                                Putnam VT Voyager Fund
MFS(R) VARIABLE INSURANCE TRUST II-INITIAL CLASS   T. ROWE PRICE EQUITY SERIES, INC.
    MFS(R) High Yield Portfolio                        Equity Income Portfolio
    MFS(R) Strategic Income Portfolio                  New America Growth Portfolio
PUTNAM VARIABLE TRUST-CLASS IA                         Personal Strategy Balanced Portfolio
    Putnam VT Diversified Income Fund              T. ROWE PRICE FIXED INCOME SERIES, INC.
    Putnam VT Equity Income Fund                       Limited-Term Bond Portfolio

FUND CHARGES AND EXPENSES

The following tables describes the fees and expenses that the Fund will pay and that therefore you will indirectly pay periodically during the time you own your Certificate.

The first table shows the minimum and maximum total operating expenses charged by the Funds for the fiscal year ended December 31, 2013. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.

The second table shows the annual operating expenses (in some cases before and after contractual fee waivers or expense reimbursements) charged by each Fund for the fiscal year ended December 31, 2013, as a percentage of the Fund's average daily net assets for the year.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                           MINIMUM   MAXIMUM
                                                                           -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                 0.10%    1.31%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                        DISTRIBUTION               ACQUIRED     TOTAL                      NET TOTAL
                                           AND/OR                  FUND FEES    ANNUAL      FEE WAIVER       ANNUAL
                          MANAGEMENT   SERVICE (12B-1)    OTHER       AND     OPERATING   AND/OR EXPENSE   OPERATING
FUND                          FEE           FEES        EXPENSES   EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------  -----------  ---------------  ---------  ---------  ----------  ---------------  ----------
AMERICAN FUNDS
  INSURANCE SERIES(R)-
  CLASS 1
American Funds Asset
  Allocation Fund               0.28%                -      0.03%          -       0.31%               -        0.31%
American Funds Bond
  Fund                          0.37%                -      0.02%          -       0.39%               -        0.39%
American Funds Cash
  Management Fund               0.32%                -      0.02%          -       0.34%               -        0.34%
American Funds Global
  Growth Fund                   0.52%                -      0.03%          -       0.55%               -        0.55%
American Funds Global
  Small Capitalization
  Fund                          0.70%                -      0.04%          -       0.74%               -        0.74%
American Funds Growth
  Fund                          0.33%                -      0.02%          -       0.35%               -        0.35%
American Funds Growth-
  Income Fund                   0.27%                -      0.02%          -       0.29%               -        0.29%
American Funds High-
  Income Bond Fund              0.46%                -      0.02%          -       0.48%               -        0.48%
American Funds
  International Fund            0.49%                -      0.05%          -       0.54%               -        0.54%
American Funds New
  World Fund(R)                 0.73%                -      0.05%          -       0.78%               -        0.78%
American Funds U.S.
  Government/AAA-Rated
  Securities Fund               0.33%                -      0.02%          -       0.35%               -        0.35%
DWS VARIABLE SERIES I-
  CLASS A
DWS Bond VIP                    0.39%                -      0.26%          -       0.65%            0.04%       0.61%
DWS Capital Growth VIP          0.37%                -      0.13%          -       0.50%               -        0.50%
DWS Core Equity VIP             0.39%                -      0.17%          -       0.56%               -        0.56%
DWS Global Small Cap
  VIP                           0.89%                -      0.25%          -       1.14%            0.15%       0.99%
DWS International VIP           0.79%                -      0.23%          -       1.02%               -        1.02%
DWS VARIABLE SERIES II-
  CLASS A
DWS Global Income
  Builder VIP                   0.37%                -      0.23%          -       0.60%               -        0.60%

                                           DISTRIBUTION                ACQUIRED     TOTAL                      NET TOTAL
                                              AND/OR                  FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                             MANAGEMENT   SERVICE (12B-1)    OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
FUND                             FEE           FEES        EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------    -----------  ---------------  ---------  ----------  ----------  ---------------  ----------
DWS Money Market VIP               0.29%                -      0.20%          -        0.49%               -        0.49%
DWS Small Mid Cap
  Growth VIP                       0.55%                -      0.17%          -        0.72%               -        0.72%
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS-
  INITIAL CLASS
Asset Manager:
  Growth(R) Portfolio              0.55%                -      0.17%          -        0.72%               -        0.72%
Asset Manager/SM/ Portfolio        0.50%                -      0.13%          -        0.63%               -        0.63%
Balanced Portfolio                 0.40%                -      0.13%          -        0.53%               -        0.53%
Contrafund(R) Portfolio            0.55%                -      0.09%          -        0.64%               -        0.64%
Equity-Income Portfolio            0.45%                -      0.10%       0.02%       0.57%               -        0.57%
Freedom 2010 Portfolio                -                 -         -        0.55%       0.55%               -        0.55%
Freedom 2020 Portfolio                -                 -         -        0.60%       0.60%               -        0.60%
Freedom 2030 Portfolio                -                 -         -        0.68%       0.68%               -        0.68%
Freedom 2040 Portfolio                -                 -         -        0.70%       0.70%               -        0.70%
Freedom 2050 Portfolio                -                 -         -        0.70%       0.70%               -        0.70%
Growth & Income
  Portfolio                        0.45%                -      0.13%          -        0.58%               -        0.58%
Growth Opportunities
  Portfolio                        0.55%                -      0.13%          -        0.68%               -        0.68%
Growth Portfolio                   0.55%                -      0.11%          -        0.66%               -        0.66%
High Income Portfolio              0.56%                -      0.12%          -        0.68%               -        0.68%
Index 500 Portfolio                0.05%                -      0.05%          -        0.10%               -        0.10%
Investment Grade Bond
  Portfolio                        0.31%                -      0.11%          -        0.42%               -        0.42%
Mid Cap Portfolio                  0.55%                -      0.09%          -        0.64%               -        0.64%
Money Market Portfolio             0.17%                -      0.09%          -        0.26%               -        0.26%
Overseas Portfolio                 0.70%                -      0.14%          -        0.84%               -        0.84%
MET INVESTORS SERIES
  TRUST-CLASS A
ClearBridge Aggressive
  Growth Portfolio                 0.59%                -      0.02%          -        0.61%            0.00%       0.61%
Lord Abbett Bond
  Debenture Portfolio              0.51%                -      0.03%          -        0.54%               -        0.54%
MFS(R) Emerging Markets
  Equity Portfolio                 0.87%                -      0.15%          -        1.02%            0.01%       1.01%
Oppenheimer Global
  Equity Portfolio                 0.67%                -      0.08%          -        0.75%            0.03%       0.72%
WMC Large Cap
  Research Portfolio               0.59%                -      0.03%          -        0.62%            0.05%       0.57%

                                          DISTRIBUTION                ACQUIRED     TOTAL                      NET TOTAL
                                             AND/OR                  FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                            MANAGEMENT   SERVICE (12B-1)    OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
FUND                            FEE           FEES        EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------   ----------   ---------------  ---------  ----------  ----------  ---------------  ----------
METROPOLITAN SERIES
  FUND-CLASS A
Barclays Aggregate Bond
  Index Portfolio                 0.25%                -      0.03%          -        0.28%            0.01%       0.27%
BlackRock Capital
  Appreciation Portfolio          0.69%                -      0.02%          -        0.71%            0.01%       0.70%
BlackRock Large Cap
  Value Portfolio                 0.63%                -      0.02%          -        0.65%            0.06%       0.59%
BlackRock Money Market
  Portfolio                       0.33%                -      0.02%          -        0.35%            0.02%       0.33%
MetLife Mid Cap Stock
  Index Portfolio                 0.25%                -      0.05%       0.02%       0.32%            0.00%       0.32%
MetLife Stock Index
  Portfolio                       0.25%                -      0.02%          -        0.27%            0.01%       0.26%
MFS(R) Total Return
  Portfolio                       0.55%                -      0.04%          -        0.59%               -        0.59%
MFS(R) Value Portfolio            0.70%                -      0.02%          -        0.72%            0.14%       0.58%
MSCI EAFE(R) Index
  Portfolio                       0.30%                -      0.10%       0.01%       0.41%            0.00%       0.41%
Russell 2000(R) Index
  Portfolio                       0.25%                -      0.06%       0.11%       0.42%            0.00%       0.42%
MFS(R) VARIABLE
  INSURANCE TRUST-
  INITIAL CLASS
MFS(R) Core Equity Series         0.75%                -      0.25%          -        1.00%            0.10%       0.90%
MFS(R) Global Equity
  Series                          1.00%                -      0.31%          -        1.31%            0.16%       1.15%
MFS(R) Growth Series              0.73%                -      0.05%          -        0.78%               -        0.78%
MFS(R) Investors Growth
  Stock Series                    0.75%                -      0.07%          -        0.82%               -        0.82%
MFS(R) Investors Trust
  Series                          0.75%                -      0.06%          -        0.81%               -        0.81%
MFS(R) Mid Cap Growth
  Series                          0.75%                -      0.06%          -        0.81%               -        0.81%
MFS(R) New Discovery
  Series                          0.90%                -      0.06%          -        0.96%               -        0.96%
MFS(R) Research Bond
  Series                          0.50%                -      0.04%          -        0.54%               -        0.54%
MFS(R) Research Series            0.75%                -      0.06%          -        0.81%               -        0.81%
MFS(R) Total Return Series        0.75%                -      0.04%          -        0.79%            0.08%       0.71%
MFS(R) Utilities Series           0.73%                -      0.07%          -        0.80%               -        0.80%
MFS(R) Value Series               0.69%                -      0.04%          -        0.73%               -        0.73%

                                       DISTRIBUTION                ACQUIRED     TOTAL                      NET TOTAL
                                          AND/OR                  FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                         MANAGEMENT   SERVICE (12B-1)    OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
FUND                         FEE           FEES        EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-----------------------  ----------   ---------------  ---------  ----------  ----------  ---------------  ----------
MFS(R) VARIABLE
  INSURANCE TRUST II-
  INITIAL CLASS
MFS(R) High Yield
  Portfolio                    0.70%                -      0.06%          -        0.76%            0.01%       0.75%
MFS(R) Strategic Income
  Portfolio                    0.70%                -      0.30%       0.01%       1.01%            0.20%       0.81%
PUTNAM VARIABLE
  TRUST-CLASS IA
Putnam VT Diversified
  Income Fund                  0.55%                -      0.21%          -        0.76%               -        0.76%
Putnam VT Equity Income
  Fund                         0.48%                -      0.15%          -        0.63%               -        0.63%
Putnam VT Global Asset
  Allocation Fund              0.60%                -      0.30%          -        0.90%               -        0.90%
Putnam VT Global Equity
  Fund                         0.70%                -      0.21%          -        0.91%               -        0.91%
Putnam VT Global
  Utilities Fund               0.63%                -      0.20%          -        0.83%               -        0.83%
Putnam VT Growth and
  Income Fund                  0.48%                -      0.14%          -        0.62%               -        0.62%
Putnam VT High Yield
  Fund                         0.57%                -      0.17%          -        0.74%               -        0.74%
Putnam VT Income Fund          0.40%                -      0.20%          -        0.60%               -        0.60%
Putnam VT International
  Equity Fund                  0.70%                -      0.19%          -        0.89%               -        0.89%
Putnam VT International
  Growth Fund                  0.93%                -      0.34%          -        1.27%            0.03%       1.24%
Putnam VT International
  Value Fund                   0.70%                -      0.23%          -        0.93%               -        0.93%
Putnam VT Investors
  Fund                         0.56%                -      0.17%          -        0.73%               -        0.73%
Putnam VT Money
  Market Fund                  0.29%                -      0.17%          -        0.46%               -        0.46%
Putnam VT Multi-Cap
  Growth Fund                  0.56%                -      0.16%          -        0.72%               -        0.72%
Putnam VT Voyager Fund         0.56%                -      0.16%       0.01%       0.73%               -        0.73%

                                       DISTRIBUTION               ACQUIRED     TOTAL                      NET TOTAL
                                          AND/OR                 FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                         MANAGEMENT   SERVICE (12B-1)   OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
FUND                         FEE           FEES        EXPENSES   EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-----------------------  ----------   ---------------  --------  ---------   ----------  ---------------  ----------
T. ROWE PRICE EQUITY
  SERIES, INC.
Equity Income Portfolio        0.85%                -         -          -        0.85%               -        0.85%
New America Growth
  Portfolio                    0.85%                -         -          -        0.85%               -        0.85%
Personal Strategy
  Balanced Portfolio           0.90%                -         -       0.13%       1.03%            0.13%       0.90%
T. ROWE PRICE FIXED
  INCOME SERIES, INC.
Limited-Term Bond
  Portfolio                    0.70%                -         -          -        0.70%               -        0.70%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

FUND INVESTMENT OBJECTIVE, ADVISER AND SUBADVISER

The following table summarizes the investment objective(s) and identifies the investment adviser and, if applicable, the subadviser of each Fund. More information regarding the Funds is contained in the prospectus for each Fund.

FUND                               INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
--------------------------  -----------------------------------  -------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R)-CLASS 1

  American Funds Asset      Seeks high total return (including   Capital Research and Management
    Allocation Fund         income and capital gains)            Company
                            consistent with preservation of
                            capital over the long term.

  American Funds Bond Fund  Seeks as high a level of current     Capital Research and Management
                            income as is consistent with the     Company
                            preservation of capital.

  American Funds Cash       Seeks to earn income on your cash    Capital Research and Management
    Management Fund         reserves while preserving capital    Company
                            and maintaining liquidity.

FUND                                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
-------------------------------  ------------------------------------  -------------------------------
  American Funds Global          Seeks long-term growth of capital.    Capital Research and Management
    Growth Fund                                                        Company

  American Funds Global Small    Seeks long-term growth of capital.    Capital Research and Management
    Capitalization Fund                                                Company

  American Funds Growth Fund     Seeks growth of capital.              Capital Research and Management
                                                                       Company

  American Funds                 Seeks long-term growth of capital     Capital Research and Management
    Growth-Income Fund           and income.                           Company

  American Funds High-Income     Seeks a high level of current         Capital Research and Management
    Bond Fund                    income. Its secondary investment      Company
                                 objective is capital appreciation.

  American Funds International   Seeks long-term growth of capital.    Capital Research and Management
    Fund                                                               Company

  American Funds New World       Seeks long-term capital               Capital Research and Management
    Fund(R)                      appreciation.                         Company

  American Funds U.S.            Seeks a high level of current         Capital Research and Management
    Government/AAA-Rated         income consistent with                Company
    Securities Fund              preservation of capital.

DWS VARIABLE SERIES I-CLASS A

  DWS Bond VIP                   Seeks to maximize total return        Deutsche Investment Management
                                 consistent with preservation of       Americas Inc.
                                 capital and prudent investment
                                 management, by investing for both
                                 current income and capital
                                 appreciation.

  DWS Capital Growth VIP         Seeks to provide long-term growth     Deutsche Investment Management
                                 of capital.                           Americas Inc.

  DWS Core Equity VIP            Seeks long-term growth of capital,    Deutsche Investment Management
                                 current income and growth of          Americas Inc.
                                 income.

  DWS Global Small Cap VIP       Seeks above-average capital           Deutsche Investment Management
                                 appreciation over the long term.      Americas Inc.

  DWS International VIP          Seeks long-term growth of capital.    Deutsche Investment Management
                                                                       Americas Inc.

DWS VARIABLE
  SERIES II-CLASS A

  DWS Global Income              Seeks to maximize income while        Deutsche Investment Management
    Builder VIP                  maintaining prospects for capital     Americas Inc.
                                 appreciation.

  DWS Money Market VIP           Seeks maximum current income to       Deutsche Investment Management
                                 the extent consistent with stability  Americas Inc.
                                 of principal.

  DWS Small Mid Cap              Seeks long-term capital               Deutsche Investment Management
    Growth VIP                   appreciation.                         Americas Inc.

FUND                                   INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------  ------------------------------------  -------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS-INITIAL CLASS

  Asset Manager:                Seeks to maximize total return by    Fidelity Management & Research
    Growth(R) Portfolio         allocating its assets among stocks,  Company
                                bonds, short-term instruments, and   Subadviser: FMR Co., Inc.
                                other investments.                   Fidelity Investments Money
                                                                     Management, Inc.

  Asset Manager/SM/ Portfolio   Seeks to obtain high total return    Fidelity Management & Research
                                with reduced risk over the long-     Company
                                term by allocating its assets        Subadviser: FMR Co., Inc.;
                                among stocks, bonds, and short-      Fidelity Investments Money
                                term instruments.                    Management, Inc.

  Balanced Portfolio            Seeks income and capital growth      Fidelity Management & Research
                                consistent with reasonable risk.     Company
                                                                     Subadviser: FMR Co., Inc.;
                                                                     Fidelity Investments Money
                                                                     Management, Inc.

  Contrafund(R) Portfolio       Seeks long-term capital              Fidelity Management & Research
                                appreciation.                        Company
                                                                     Subadviser: FMR Co., Inc.

  Equity-Income Portfolio       Seeks reasonable income. The         Fidelity Management & Research
                                fund will also consider the          Company
                                potential for capital appreciation.  Subadviser: FMR Co., Inc.
                                The fund's goal is to achieve a
                                yield which exceeds the composite
                                yield on the securities comprising
                                the S&P 500(R) Index.

  Freedom 2010 Portfolio        Seeks high total return with a       Strategic Advisers, Inc.
                                secondary objective of principal
                                preservation as the fund
                                approaches its target date and
                                beyond.

  Freedom 2020 Portfolio        Seeks high total return with a       Strategic Advisers, Inc.
                                secondary objective of principal
                                preservation as the fund
                                approaches its target date and
                                beyond.

  Freedom 2030 Portfolio        Seeks high total return with a       Strategic Advisers, Inc.
                                secondary objective of principal
                                preservation as the fund
                                approaches its target date and
                                beyond.

  Freedom 2040 Portfolio        Seeks high total return with a       Strategic Advisers, Inc.
                                secondary objective of principal
                                preservation as the fund
                                approaches its target date and
                                beyond.

FUND                                     INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
--------------------------------  ----------------------------------  -------------------------------
  Freedom 2050 Portfolio          Seeks high total return with a      Strategic Advisers, Inc.
                                  secondary objective of principal
                                  preservation as the fund
                                  approaches its target date and
                                  beyond.

  Growth & Income Portfolio       Seeks high total return through a   Fidelity Management & Research
                                  combination of current income       Company
                                  and capital appreciation.           Subadviser: FMR Co., Inc.

  Growth Opportunities Portfolio  Seeks to provide capital growth.    Fidelity Management & Research
                                                                      Company
                                                                      Subadviser: FMR Co., Inc.

  Growth Portfolio                Seeks to achieve capital            Fidelity Management & Research
                                  appreciation.                       Company
                                                                      Subadviser: FMR Co., Inc.

  High Income Portfolio           Seeks a high level of current       Fidelity Management & Research
                                  income, while also considering      Company
                                  growth of capital.                  Subadviser: FMR Co., Inc.

  Index 500 Portfolio             Seeks investment results that       Fidelity Management & Research
                                  correspond to the total return of   Company
                                  common stocks publicly traded in    Subadvisers: FMR Co., Inc.;
                                  the United States, as represented   Geode Capital Management, LLC
                                  by the S&P 500(R) Index.

  Investment Grade Bond           Seeks as high a level of current    Fidelity Management & Research
    Portfolio                     income as is consistent with the    Company
                                  preservation of capital.            Subadviser: Fidelity Investments
                                                                      Money Management, Inc.

  Mid Cap Portfolio               Seeks long-term growth of capital.  Fidelity Management & Research
                                                                      Company
                                                                      Subadviser: FMR Co., Inc.

  Money Market Portfolio          Seeks as high a level of current    Fidelity Management & Research
                                  income as is consistent with        Company
                                  preservation of capital and         Subadviser: Fidelity Investments
                                  liquidity.                          Money Management, Inc.

  Overseas Portfolio              Seeks long-term growth of capital.  Fidelity Management & Research
                                                                      Company
                                                                      Subadviser: FMR Co., Inc.
MET INVESTORS SERIES TRUST-
  CLASS A

  ClearBridge Aggressive Growth   Seeks capital appreciation.         MetLife Advisers, LLC
    Portfolio                                                         Subadviser: ClearBridge
                                                                      Investments, LLC

  Lord Abbett Bond Debenture      Seeks high current income and the   MetLife Advisers, LLC
    Portfolio                     opportunity for capital             Subadviser: Lord, Abbett & Co.
                                  appreciation to produce a high      LLC
                                  total return.

FUND                                      INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
---------------------------------  -----------------------------------  -------------------------------
  MFS(R) Emerging Markets          Seeks capital appreciation.          MetLife Advisers, LLC
    Equity Portfolio                                                    Subadviser: Massachusetts
                                                                        Financial Services Company

  Oppenheimer Global Equity        Seeks capital appreciation.          MetLife Advisers, LLC
    Portfolio                                                           Subadviser: OppenheimerFunds,
                                                                        Inc.

  WMC Large Cap Research           Seeks long-term capital              MetLife Advisers, LLC
    Portfolio                      appreciation.                        Subadviser: Wellington
                                                                        Management Company, LLP

METROPOLITAN SERIES FUND-
  CLASS A

  Barclays Aggregate Bond Index    Seeks to track the performance of    MetLife Advisers, LLC
    Portfolio                      the Barclays U.S. Aggregate          Subadviser: MetLife Investment
                                   Bond Index.                          Management, LLC

  BlackRock Capital                Seeks long-term growth of capital.   MetLife Advisers, LLC
    Appreciation Portfolio                                              Subadviser: BlackRock Advisors,
                                                                        LLC

  BlackRock Large Cap Value        Seeks long-term growth of capital.   MetLife Advisers, LLC
    Portfolio                                                           Subadviser: BlackRock Advisors,
                                                                        LLC

  BlackRock Money Market           Seeks a high level of current        MetLife Advisers, LLC
    Portfolio                      income consistent with               Subadviser: BlackRock Advisors,
                                   preservation of capital./1/          LLC

  MetLife Mid Cap Stock Index      Seeks to track the performance of    MetLife Advisers, LLC
    Portfolio                      the Standard & Poor's MidCap         Subadviser: MetLife Investment
                                   400(R) Composite Stock Price         Management, LLC
                                   Index.

  MetLife Stock Index Portfolio    Seeks to track the performance of    MetLife Advisers, LLC
                                   the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                   Composite Stock Price Index.         Management, LLC

  MFS(R) Total Return Portfolio    Seeks a favorable total return       MetLife Advisers, LLC
                                   through investment in a              Subadviser: Massachusetts
                                   diversified portfolio.               Financial Services Company

  MFS(R) Value Portfolio           Seeks capital appreciation.          MetLife Advisers, LLC
                                                                        Subadviser: Massachusetts
                                                                        Financial Services Company

  MSCI EAFE(R) Index Portfolio     Seeks to track the performance of    MetLife Advisers, LLC
                                   the MSCI EAFE(R) Index.              Subadviser: MetLife Investment
                                                                        Management, LLC

  Russell 2000(R) Index Portfolio  Seeks to track the performance of    MetLife Advisers, LLC
                                   the Russell 2000(R) Index.           Subadviser: MetLife Investment
                                                                        Management, LLC

FUND                                   INVESTMENT OBJECTIVE         INVESTMENT ADVISER/SUBADVISER
-------------------------------  --------------------------------  --------------------------------
MFS(R) VARIABLE INSURANCE
  TRUST-INITIAL CLASS

  MFS(R) Core Equity Series      Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

  MFS(R) Global Equity Series    Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

  MFS(R) Growth Series           Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

  MFS(R) Investors Growth Stock  Seeks capital appreciation.       Massachusetts Financial Services
    Series                                                         Company

  MFS(R) Investors Trust Series  Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

  MFS(R) Mid Cap Growth Series   Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

  MFS(R) New Discovery Series    Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

  MFS(R) Research Bond Series    Seeks total return with an        Massachusetts Financial Services
                                 emphasis on current income, but   Company
                                 also considering capital
                                 appreciation.

  MFS(R) Research Series         Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

  MFS(R) Total Return Series     Seeks total return.               Massachusetts Financial Services
                                                                   Company

  MFS(R) Utilities Series        Seeks total return.               Massachusetts Financial Services
                                                                   Company

  MFS(R) Value Series            Seeks capital appreciation.       Massachusetts Financial Services
                                                                   Company

MFS(R) VARIABLE INSURANCE
  TRUST II-INITIAL CLASS

  MFS(R) High Yield Portfolio    Seeks total return with an        Massachusetts Financial Services
                                 emphasis on high current income,  Company
                                 but also considering capital
                                 appreciation.

  MFS(R) Strategic Income        Seeks total return with an        Massachusetts Financial Services
    Portfolio                    emphasis on high current income,  Company
                                 but also considering capital
                                 appreciation.

PUTNAM VARIABLE TRUST-
  CLASS IA

  Putnam VT Diversified Income   Seeks as high a level of current  Putnam Investment Management,
    Fund                         income as Putnam Investment       LLC
                                 Management, LLC believes is
                                 consistent with preservation of
                                 capital.

FUND                                     INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
--------------------------------  ----------------------------------  -------------------------------
  Putnam VT Equity Income         Seeks capital growth and current    Putnam Investment Management,
    Fund                          income.                             LLC

  Putnam VT Global Asset          Seeks long-term return consistent   Putnam Investment Management,
    Allocation Fund               with preservation of capital.       LLC
                                                                      Subadviser: The Putnam Advisory
                                                                      Company, LLC

  Putnam VT Global Equity Fund    Seeks capital appreciation.         Putnam Investment Management,
                                                                      LLC
                                                                      Subadviser: The Putnam Advisory
                                                                      Company, LLC

  Putnam VT Global Utilities      Seeks capital growth and current    Putnam Investment Management,
    Fund                          income.                             LLC
                                                                      Subadviser: The Putnam Advisory
                                                                      Company, LLC

  Putnam VT Growth and Income     Seeks capital growth and current    Putnam Investment Management,
    Fund                          income.                             LLC

  Putnam VT High Yield Fund       Seeks high current income.          Putnam Investment Management,
                                  Capital growth is a secondary goal  LLC
                                  when consistent with achieving
                                  high current income.

  Putnam VT Income Fund           Seeks high current income           Putnam Investment Management,
                                  consistent with what Putnam         LLC
                                  Investment Management, LLC
                                  believes to be prudent risk.

  Putnam VT International Equity  Seeks capital appreciation.         Putnam Investment Management,
    Fund                                                              LLC
                                                                      Subadviser: The Putnam Advisory
                                                                      Company, LLC

  Putnam VT International         Seeks long-term capital             Putnam Investment Management,
    Growth Fund                   appreciation.                       LLC
                                                                      Subadviser: The Putnam Advisory
                                                                      Company, LLC

  Putnam VT International Value   Seeks capital growth. Current       Putnam Investment Management,
    Fund                          income is a secondary objective.    LLC
                                                                      Subadviser: The Putnam Advisory
                                                                      Company, LLC

  Putnam VT Investors Fund        Seeks long-term growth of capital   Putnam Investment Management,
                                  and any increased income that       LLC
                                  results from this growth.

  Putnam VT Money Market          Seeks as high a rate of current     Putnam Investment Management,
    Fund                          income as Putnam Investment         LLC
                                  Management, LLC believes is
                                  consistent with preservation of
                                  capital and maintenance of
                                  liquidity.

FUND                                   INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------  -----------------------------------  ------------------------------
  Putnam VT Multi-Cap Growth    Seeks long-term capital              Putnam Investment Management,
    Fund                        appreciation.                        LLC

  Putnam VT Voyager Fund        Seeks capital appreciation.          Putnam Investment Management,
                                                                     LLC

T. ROWE PRICE EQUITY SERIES,
  INC.

  Equity Income Portfolio       Seeks a high level of dividend       T. Rowe Price Associates, Inc.
                                income and long-term capital
                                growth primarily through
                                investments in stocks.

  New America Growth Portfolio  Seeks to provide long-term capital   T. Rowe Price Associates, Inc.
                                growth by investing primarily in
                                the common stocks of growth
                                companies.

  Personal Strategy Balanced    Seeks the highest total return over  T. Rowe Price Associates, Inc.
    Portfolio                   time consistent with an emphasis
                                on both capital appreciation and
                                income.

T. ROWE PRICE FIXED INCOME
  SERIES, INC.

  Limited-Term Bond Portfolio   Seeks a high level of income         T. Rowe Price Associates, Inc.
                                consistent with moderate
                                fluctuations in principal value.

1 An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the investment division in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

TRANSFERS

The following Funds are "Monitored Portfolios" as defined in the Transfer section of the prospectus:

American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund(R)
DWS Global Income Builder VIP
DWS Global Small Cap VIP
DWS International VIP
DWS Small Mid Cap Growth VIP
Fidelity(R) VIP High Income Portfolio
Fidelity(R) VIP Overseas Portfolio
Met Investors Series Trust Lord Abbett Bond Debenture Portfolio
Met Investors Series Trust MFS(R) Emerging Markets Equity Portfolio Met Investors Series Trust Oppenheimer Global Equity Portfolio
Metropolitan Series Fund MSCI EAFE(R) Index Portfolio
Metropolitan Series Fund Russell 2000(R) Index Portfolio
MFS(R) Global Equity Series
MFS(R) New Discovery Series

MFS(R) High Income Portfolio
MFS(R) Strategic Income Portfolio
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Global Utilities Fund
Putnam VT High Yield Fund
Putnam VT International Equity Fund
Putnam VT International Growth Fund
Putnam VT International Value Fund.

In addition to the Funds identified above, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described in the prospectus, see "Transfer"), and transfer restrictions may be imposed upon a violation of either monitoring policy.